Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Selling, general and administrative expense [abstract]
General and administrative	$ 2,353	$ 4,175	$ 3,489
Argentina statutory taxes	654	641	581
Professional fees	986	1,566	863
Operating leases	132	130	89
Directors' renumeration	244	259	257
Loss (gain) on sale of property, plant and equipment	194	(76)	(46)
Depreciation of property, plant and equipment	2,961	3,028	7,346
Depreciation allocated to inventory	(2,605)	(2,501)	(7,087)
Depreciation of mineral properties	477	3,456	3,069
Amortization of mining rights	100	100	100
Impairment of assets	0	0	2,260
Consulting fees	115	18	26
Transaction taxes expense (income)	0	248	4
Total	$ 5,611	$ 11,044	$ 10,951